8. INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Intangible assets, net	$ 317,779	$ 447,778	$ 0
Technology
Intangible assets	520,000	520,000	0
Less: accumulated amortization	(202,221)	(72,222)	0
Intangible assets, net	$ 317,779	$ 447,778	$ 0